Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Aug. 13, 2019	Jul. 18, 2019	Jun. 11, 2019	May 03, 2019	Mar. 26, 2019
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels	$ (18,253)		$ (6,595)	$ (23,784)	$ (13,310)
Cash consideration for purchase of vessel				$ 54,029	$ 10,255
Navios Mercator
Property Plant And Equipment [Line Items]
Disposal date	Aug. 13, 2019
Year Built	2002
Vessel capacity in DWT	53,553 dwt
Impairment loss and gain/(loss) on sale of vessels	$ (4,849)
Vessel sale price						$ 6,664
Capitalized Cost, Impairment Loss	$ 626
Navios Arc
Property Plant And Equipment [Line Items]
Disposal date	Jul. 18, 2019
Year Built	2003
Vessel capacity in DWT	53,514 dwt
Impairment loss and gain/(loss) on sale of vessels	$ (5,149)
Vessel sale price							$ 7,105
Capitalized Cost, Impairment Loss	$ 830
Navios Vector
Property Plant And Equipment [Line Items]
Disposal date	Jun. 11, 2019
Year Built	2002
Vessel capacity in DWT	50,296 dwt
Impairment loss and gain/(loss) on sale of vessels	$ (10,039)
Vessel sale price								$ 6,860
Capitalized Cost, Impairment Loss	$ 673
Navios Equator Prosper
Property Plant And Equipment [Line Items]
Disposal date	May 03, 2019
Year Built	2000
Vessel capacity in DWT	171,191 dwt
Impairment loss and gain/(loss) on sale of vessels	$ 1,784
Vessel sale price									$ 11,520
Navios Meridian
Property Plant And Equipment [Line Items]
Disposal date		Mar. 26, 2019
Year Built		2002
Vessel capacity in DWT		50,316 dwt
Impairment loss and gain/(loss) on sale of vessels		$ (5,531)
Vessel sale price										$ 6,790
Capitalized Cost, Impairment Loss		$ 778